Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Jul. 03, 2018
Registrant Name	360 Funds
Central Index Key	0001319067
Amendment Flag	false
Document Creation Date	Jul. 03, 2018
Document Effective Date	Jul. 03, 2018
Prospectus Date	Jul. 03, 2018
Eagle Rock Floating Rate Fund | Investor Class Shares
Prospectus [Line Items]
Trading Symbol	ERFAX
Eagle Rock Floating Rate Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	ERFIX